Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004

March 23, 2007

VIA EDGAR


U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Re:      Rydex Series Funds (File Nos. 033-59692 and 811-07584)
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         Filing Pursuant to Rule 485(a)
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Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 68 to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto. This filing is being made for the purpose of introducing the International Rotation Fund to the Trust.

Please  direct any  questions  or comments  you may have to my  attention at the
address  listed  above.  In  addition,   please  feel  free  to  contact  me  at
202.739.5684 with your questions or comments.

Sincerely,


/s/ Laura E. Flores
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Laura E. Flores